UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-4019

Exact name of registrant as specified in charter:  USAA INVESTMENT TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  NOVEMBER 30, 2004



ITEM 1. REPORT TO STOCKHOLDERS.
USAA EMERGING MARKETS FUND - SEMIANNUAL REPORT FOR PERIOD ENDING NOVEMBER 30,
2004

[LOGO OF USAA]
   USAA(R)

                USAA EMERGING
                         MARKETS Fund

                               [GRAPHIC OF USAA EMERGING MARKETS FUND]

                S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
   NOVEMBER 30, 2004

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                2

INVESTMENT OVERVIEW & MANAGERS' COMMENTARY                                5

FINANCIAL INFORMATION

   Portfolio of Investments                                              13

   Notes to Portfolio of Investments                                     20

   Financial Statements                                                  22

   Notes to Financial Statements                                         25

EXPENSE EXAMPLE                                                          39

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2005, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                           "

                                           WE REMAIN COMMITTED TO DELIVERING
                                         QUALITY USAA SERVICE AND PROVIDING YOU
[PHOTO OF CHRISTOPHER W. CLAUS]         WITH A RANGE OF RESOURCES, INCLUDING OUR
                                          MARKET-TESTED PORTFOLIO MANAGEMENT
                                           TEAM AND NO-LOAD MUTUAL FUNDS.

                                                           "
                                                                  December 2004
--------------------------------------------------------------------------------

                 As I write to you in early December, the equity markets have rallied. Several factors are responsible. First, the presidential election is over. Investors are relieved that the uncertainty has ended, the results are not in dispute, and no terrorist attack occurred on U.S. soil. In addition, the U.S. economy is on sound footing. The annual gross domestic product
                 (GDP) - the total value of all the goods and services produced in the country - is expected to be up around 4%, on an inflation-adjusted basis, in 2004 and a moderate yet healthy 3.5% in 2005. In most of America, the housing market remains strong. Inflation is also under control, which has kept long-term interest rates in check.

                 The Federal Reserve Board (the Fed) is expected to continue raising short-term interest rates at a measured pace. In fact, the Fed has announced its intention to move toward a more "neutral" interest-rate position, which should put short-term rates above 3% sometime in 2005. This is good news for money market investors, because as your yields rise, you will be paid more on your cash positions. At the same time, however, interest rates on credit-card debt will also increase. In the months ahead, we expect to see a narrowing of the yield relationship between bonds of different maturities. In other words, the yield curve will "flatten." We do not expect a major increase in long-term interest rates, which the bond market, not the Fed, controls.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 In 2005, the primary drivers of stock market performance will be the growth in corporate earnings, the valuation of those earnings, Fed policy changes, and the level of long-term interest rates. Corporate earnings are expected to improve by about 7%. The dollar is likely to remain weak relative to foreign currencies, making American products more affordable around the world and helping the U.S. GDP. But because foreign governments finance the federal budget deficit, the bond market may push up long-term rates to make U.S. securities more attractive to foreign investors.

                 Whatever lies ahead, we remain committed to delivering quality USAA service and providing you with a range of resources, including our market-tested portfolio management team and no-load mutual funds without excessive fees. On behalf of everyone at USAA, thank you for your business.

                 Sincerely,

                 /S/ CHRISTOPHER W. CLAUS

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR. READ IT CAREFULLY BEFORE INVESTING.

                 Mutual fund operating expenses apply and continue throughout the life of the fund.

                 Past performance is no guarantee of future results.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA EMERGING MARKETS FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Capital appreciation.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests at least 80% of the Fund's assets in equity securities of emerging market companies.

--------------------------------------------------------------------------------
                                         11/30/04                 5/31/04
--------------------------------------------------------------------------------
Net Assets                            $122.4 Million           $95.1 Million
Net Asset Value Per Share                 $12.04                   $10.06

--------------------------------------------------------------------------------
                AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/04
--------------------------------------------------------------------------------

5/31/04 TO 11/30/04*            1 YEAR            5 YEARS           10 YEARS
20.38%                          28.56%             5.11%              3.53%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
 SIX-MONTH RETURN IS CUMULATIVE.

                 The performance data quoted represents past performance and is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. For performance data current to the most recent month-end, visit usaa.com.

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDEND AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                       CUMULATIVE PERFORMANCE COMPARISON

                 [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                 LIPPER EMERGING         USAA      LIPPER EMERGING       MSCI EMERGING
                  MARKETS FUNDS        EMERGING     MARKETS FUNDS           MARKETS
                     AVERAGE         MARKETS FUND      INDEX                 INDEX
                 ---------------     ------------  ---------------       -------------
11/30/1994          $10000.00          $10000.00      $10000.00            $10000.00
12/31/1994            9315.17            9602.09        9241.06              9196.96
 1/31/1995            8410.99            8785.34        8296.05              8218.48
 2/28/1995            8263.33            8691.10        8158.06              8007.63
 3/31/1995            8328.83            9130.89        8193.60              8058.50
 4/30/1995            8697.51            9560.21        8457.04              8420.02
 5/31/1995            9121.50           10230.37        8852.18              8867.96
 6/30/1995            9163.74           10418.85        8887.73              8894.19
 7/31/1995            9503.51           10806.28        9197.16              9093.84
 8/31/1995            9316.77           10565.45        8961.95              8879.63
 9/30/1995            9344.37           10408.38        8918.04              8837.48
10/31/1995            8948.53            9769.63        8546.94              8499.18
11/30/1995            8816.47            9723.55        8326.36              8347.62
12/31/1995            9113.48            9952.73        8614.89              8717.85
 1/31/1996            9943.47           11135.02        9397.87              9337.53
 2/29/1996            9880.68           11274.74        9288.10              9189.07
 3/31/1996            9927.69           11221.00        9365.20              9260.64
 4/30/1996           10356.18           11822.90        9695.72              9630.90
 5/31/1996           10516.42           11962.62        9792.02              9587.90
 6/30/1996           10578.46           11790.65        9810.74              9647.77
 7/31/1996            9969.20           10927.69        9241.84              8988.41
 8/31/1996           10232.58           11333.68        9494.59              9218.48
 9/30/1996           10339.77           11491.56        9591.81              9298.34
10/31/1996           10092.57           11108.13        9371.80              9050.35
11/30/1996           10371.11           11435.17        9583.57              9202.00
12/31/1996           10506.67           11604.33        9666.92              9243.62
 1/31/1997           11291.34           12495.24       10406.01              9874.12
 2/28/1997           11637.21           12912.50       10777.06             10296.99
 3/31/1997           11331.45           12664.40       10502.64             10026.51
 4/30/1997           11391.59           12529.07       10502.29             10044.22
 5/31/1997           11906.44           13002.71       10865.39             10331.69
 6/30/1997           12583.22           13600.41       11397.42             10884.61
 7/31/1997           13069.14           13892.20       11731.23             11047.09
 8/31/1997           11765.46           12827.97       10439.54              9641.36
 9/30/1997           12319.14           13537.45       10816.22              9908.50
10/31/1997           10443.04           11431.88        9010.01              8282.64
11/30/1997           10129.66           10882.60        8598.39              7980.43
12/31/1997           10287.39           11203.01        8676.95              8172.74
 1/31/1998            9660.25           10173.12        8071.89              7531.75
 2/28/1998           10438.84           11317.45        8793.13              8317.88
 3/31/1998           10875.40           11866.73        9120.48              8678.84
 4/30/1998           10999.72           11763.74        9164.33              8584.30
 5/31/1998            9701.03           10276.10        7955.74              7407.90
 6/30/1998            8893.52            9280.54        7201.54              6630.84
 7/31/1998            9167.14            9454.26        7421.12              6841.08
 8/31/1998            6798.24            6406.73        5294.67              4863.05
 9/30/1998            6923.41            6856.94        5493.36              5171.54
10/31/1998            7436.02            7849.69        6021.04              5716.11
11/30/1998            7842.57            8265.26        6425.47              6191.51
12/31/1998            7793.76            8276.81        6345.13              6101.78
 1/31/1999            7706.57            8069.02        6216.36              6003.34
 2/28/1999            7594.57            8011.30        6163.00              6061.73
 3/31/1999            8337.85            8807.81        6849.69              6860.61
 4/30/1999            9364.71           10031.44        7801.23              7709.41
 5/31/1999            9222.16            9800.57        7707.04              7664.56
 6/30/1999           10286.44           10851.04        8572.58              8534.43
 7/31/1999           10037.11           10604.99        8359.28              8302.59
 8/31/1999            9973.82           10442.19        8266.74              8378.12
 9/30/1999            9674.93            9953.80        7973.16              8094.59
10/31/1999            9997.57           10174.74        8213.11              8266.95
11/30/1999           11072.57           11023.61        9119.07              9008.20
12/31/1999           13054.67           12616.68       10721.13             10153.86
 1/31/2000           12867.16           12349.23       10596.84             10214.38
 2/29/2000           13446.68           12767.85       10912.22             10349.28
 3/31/2000           13491.12           12744.59       10944.59             10399.79
 4/30/2000           12037.69           11116.63        9753.92              9413.96
 5/31/2000           11380.25           10442.19        9234.75              9024.77
 6/30/2000           12010.66           11000.35        9692.66              9342.67
 7/31/2000           11338.99           10498.53        9297.19              8862.18
 8/31/2000           11538.77           10638.20        9393.26              8905.75
 9/30/2000           10397.32            9695.42        8495.54              8128.14
10/31/2000            9624.10            9113.46        7861.28              7538.82
11/30/2000            8674.91            8193.97        7150.68              6879.61
12/31/2000            8954.57            8589.70        7408.79              7045.77
 1/31/2001            9999.61            9392.80        8267.18              8015.98
 2/28/2001            9145.22            8589.70        7626.13              7388.32
 3/31/2001            8256.95            7821.52        6898.64              6662.64
 4/30/2001            8743.54            8182.33        7251.12              6991.85
 5/31/2001            8916.89            8333.64        7450.52              7075.31
 6/30/2001            8736.15            8217.25        7320.55              6930.07
 7/31/2001            8193.22            7786.60        6866.57              6492.16
 8/31/2001            8048.38            7507.26        6777.04              6428.12
 9/30/2001            6906.70            6564.49        5809.97              5433.18
10/31/2001            7265.24            6890.38        6114.95              5770.36
11/30/2001            8012.09            7437.43        6720.68              6372.80
12/31/2001            8515.13            8092.01        7149.64              6878.65
 1/31/2002            8802.69            8489.02        7431.54              7111.75
 2/28/2002            8979.08            8757.59        7597.77              7228.58
 3/31/2002            9482.64            9341.42        8013.90              7664.13
 4/30/2002            9555.16            9353.10        8111.79              7713.13
 5/31/2002            9470.75            9259.69        8037.18              7590.24
 6/30/2002            8761.10            8570.76        7449.75              7020.80
 7/31/2002            8114.34            7846.80        6892.96              6486.82
 8/31/2002            8172.91            7940.21        6949.51              6586.78
 9/30/2002            7331.63            7087.81        6252.61              5876.12
10/31/2002            7694.92            7344.69        6550.83              6257.41
11/30/2002            8170.78            7858.47        6991.51              6688.13
12/31/2002            7932.99            7683.32        6818.74              6465.91
 1/31/2003            7870.66            7589.91        6779.24              6437.76
 2/28/2003            7684.63            7379.72        6619.33              6264.01
 3/31/2003            7435.62            7169.54        6405.88              6086.39
 4/30/2003            8113.60            7858.47        7023.10              6628.52
 5/31/2003            8712.19            8442.31        7528.11              7104.26
 6/30/2003            9143.74            8851.00        7907.07              7509.17
 7/31/2003            9631.34            9341.42        8269.03              7979.44
 8/31/2003           10265.81            9820.17        8821.49              8515.02
 9/30/2003           10432.94           10042.03        9017.15              8577.45
10/31/2003           11285.89           10801.02        9719.53              9307.37
11/30/2003           11414.15           10999.53        9863.74              9421.74
12/31/2003           12368.25           11758.52       10701.83             10104.78
 1/31/2004           12723.67           12120.50       11007.82             10463.65
 2/29/2004           13280.80           12645.95       11501.93             10946.34
 3/31/2004           13417.96           12727.69       11656.19             11086.99
 4/30/2004           12302.85           11945.35       10737.51             10180.55
 5/31/2004           12044.85           11746.84       10527.98             10045.59
 6/30/2004           12036.27           11898.64       10582.04             10025.63
 7/31/2004           11825.52           11723.49       10426.73            9848.3564
 8/31/2004           12297.03           12073.79       10831.89           10260.6104
 9/30/2004           13008.77           12645.95       11467.06           10853.2305
10/31/2004           13358.86           12961.23       11817.00           11113.2393
11/30/2004           14495.08           14140.58       12788.81           12142.6055

                                       [END CHART]

                 DATA FROM 11/30/94 THROUGH 11/30/04.

                 PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Emerging Markets Fund to the following benchmarks:

                 o The Lipper Emerging Markets Funds Average is an average of emerging markets funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                 o The Lipper Emerging Markets Funds Index tracks the total return performance of the 30 largest funds within the Lipper Emerging Markets Funds category.

                 o The Morgan Stanley Capital International (MSCI) Emerging
                   Markets Index is a free-float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

8

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

D. KIRK HENRY, CFA                            CAROLYN M. KEDERSHA, CFA, CPA
    The Boston Company Asset                     The Boston Company Asset
    Management, LLC                              Management, LLC
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 The USAA Emerging Markets Fund had a total return of 20.38% for the six-month period ended November 30, 2004. This compares to a 19.97% return for the Lipper Emerging Markets Funds Average, 21.47% for the Lipper Emerging Markets Funds Index, and 20.69% for the MSCI Emerging Markets Index.

                           [LOGO OF LIPPER LEADER CONSISTENT RETURN]

                 The Fund is listed as a Lipper Leader for Consistent Return of 152 funds within the Lipper Emerging Markets Funds category for the overall period ending November 30, 2004.

WHAT LED TO THESE CONTINUING STRONG GAINS IN EMERGING MARKETS?

                 Most economists were expecting a downturn in global economic activity, but it didn't materialize. In addition to strong demand from

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 7 FOR BENCHMARK DEFINITIONS.

                 LIPPER RATINGS FOR CONSISTENT RETURN REFLECT FUNDS' HISTORICAL RISK-ADJUSTED RETURNS, ADJUSTED FOR VOLATILITY, RELATIVE TO PEERS AS OF NOVEMBER 30, 2004. THE USAA EMERGING MARKETS FUND IN LIPPER'S EMERGING MARKETS FUNDS CATEGORY RECEIVED A LIPPER LEADER RATING FOR CONSISTENT RETURN AMONG 152 AND 19 FUNDS FOR THE THREE- AND 10-YEAR PERIODS, RESPECTIVELY, AND A SCORE OF 2 AMONG 114 FUNDS FOR THE FIVE-YEAR PERIOD. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE CONSISTENT RETURN METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2004, REUTERS, ALL RIGHTS RESERVED.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 the United States, there was strong local demand within emerging - market economies. Many companies in emerging markets posted record earnings based on exports and domestic demand.

DID THE WEAKENING U.S. DOLLAR HELP?

                 In some cases, yes. However, countries such as China, Taiwan, and Malaysia, among others, peg their currencies to the U.S. dollar, so there was no translation effect. Local currencies in South Africa, South Korea, and in much of Latin America are not pegged to the U.S. dollar, and their strength helped magnify the impact of positive local stock market performance.

WHERE WAS THE FUND'S BEST PERFORMANCE?

                 We did very well in South Korea. Korea Electric Power Corp. (KEPCO) led performance. It was able to buy raw materials cheaply with its appreciating currency, and also benefited from strong demand for electricity due to high industrial production.

                 In India, we benefited from a post-Indian election bounce in the telecom firm Mahanagar Telephone Nigam Ltd. ADR (MTNL), as the new government moved to increase foreign ownership of local telecoms and rumors began circulating about possible industry consolidation.

                 South Africa was another area where our holdings did quite well. Bidvest Group Ltd., an industrial conglomerate that benefited from a stronger local economy and currency, led performance there.

WHAT AREAS DETRACTED FROM PERFORMANCE?

                 We were hurt in Mexico because we had no exposure to American Movil, a high-performing stock we thought was too expensive. Technology was another weak area for the Fund, especially in Taiwan, because rising inventories and limited demand visibility hurt the technology sector.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-19.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

WHAT'S YOUR OUTLOOK?

                 We will continue to look for attractive valuations across emerging markets. There are many companies with tremendous potential, but there is always price risk, so we remain sensitive to valuation in our ongoing effort to conserve capital.

                 We thank you for the opportunity and privilege of serving you.

                 FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

              TOP 10 INDUSTRIES*
              (% of Net Assets)

Diversified Banks                        12.7%

Integrated Telecommunication Services    10.5%

Integrated Oil & Gas                      5.6%

Electric Utilities                        4.6%

Wireless Telecommunication Services       4.5%

Semiconductors                            4.4%

Industrial Conglomerates                  2.8%

Automobile Manufacturers                  2.5%

Multi-Line Insurance                      2.5%

Computer Hardware                         2.4%

*EXCLUDES MONEY MARKET INSTRUMENTS AND SHORT-TERM INVESTMENTS PURCHASED WITH
 CASH COLLATERAL FROM SECURITIES LOANED.

            TOP 10 EQUITY HOLDINGS
              (% of Net Assets)

Korea Electric Power Corp.                  2.8%

Nedcor Ltd.                                 2.5%

United Microelectronics Corp.               2.5%

China Mobile Ltd.                           2.4%

Telefonos de Mexico S.A. de C.V. ADR "L"    2.4%

Petroleo Brasileiro S.A. ADR                2.1%

Reliance Industries Ltd. GDR                1.9%

LUKoil Holdings ADR                         1.7%

Samsung Electronics Co. Ltd.                1.7%

Coca Cola Femsa S.A. de
   C.V. ADR                                 1.5%

YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-19.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

                      ASSET ALLOCATION
                          11/30/04

[PIE CHART OF ASSET ALLOCATION]

Korea                     18.3%
Taiwan                    12.0%
South Africa              11.8%
India                      9.5%
Brazil                     9.4%
Mexico                     7.2%
Hong Kong                  4.1%
Malaysia                   3.7%
Other*                    24.6%

          [END CHART]

                *INCLUDES COUNTRIES WITH LESS THAN 3% OF THE PORTFOLIO, MONEY
                 MARKET INSTRUMENTS (4.5%), AND SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (0.9%).

                 PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

                 FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-19.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2004 (UNAUDITED)

                                                                                        MARKET
      NUMBER                                                                             VALUE
   OF SHARES  SECURITY                                                                   (000)
----------------------------------------------------------------------------------------------
              EQUITY SECURITIES (95.2%)

              STOCKS (95.2%)

              BERMUDA (0.2%)
     914,000  Brilliance China Automotive Holdings Ltd.
                (Auto Parts & Equipment)                                             $     183
      66,400  Texwinca Holdings Ltd. (Textiles)                                             61
                                                                                     ---------
                                                                                           244
                                                                                     ---------
              BRAZIL (9.4%)
       9,860  Banco Bradesco S.A. (Preferred) (Diversified Banks)                          642
      12,870  Banco Itau S.A. ADR (Preferred) (Diversified Banks)                          830
      17,400  Brasil Telecom Participacoes S.A. ADR (Preferred)
                (Integrated Telecommunication Services)                                    649
  30,781,400  Companhia Energetica de Minas Gerais (CEMIG) (Preferred)
                (Electric Utilities)                                                       711
  14,822,900  Companhia Paranaense de Energia-Copel (Electric Utilities)                    55
 128,288,700  Companhia Paranaense de Energia-Copel (Preferred) (Electric Utilities)       588
       8,580  Companhia de Bebidas das Americas ADR (Preferred) (Brewers)                  221
  13,360,300  Companhia de Saneamento Basico do Estado de Sao Paulo
                (SABESP) (Water Utilities)                                                 714
      17,600  Companhia de Saneamento Basico do Estado de Sao Paulo
                (SABESP) ADR (Water Utilities)                                             238
   6,590,400  Companhia de Tecidos Norte de Minas (Preferred) (Textiles)                   632
   9,851,100  Duratex S.A. (Preferred) (Building Products)                                 433
      35,674  Embraer Empresa Brasileira de Aeronautica S.A. ADR
                (Preferred) (Aerospace & Defense)                                          998
      66,126  Petroleo Brasileiro S.A. ADR (Integrated Oil & Gas)                        2,524
      23,800  Telecomunicacoes Brasileiras S.A. ADR (Preferred)
                (Integrated Telecommunication Services)                                    732
  23,603,400  Telecomunicacoes FIA (Preferred) (Integrated
                Telecommunication Services)                                                420
      17,100  Telemar Norte Leste S.A. (Integrated Telecommunication Services)             398
 235,270,600  Telemig Celular S.A. (Preferred) (Wireless Telecommunication Services)       339
      24,879  Tim Participacoes S.A. ADR (Preferred) (Wireless
                Telecommunication Services)                                                379
                                                                                     ---------
                                                                                        11,503
                                                                                     ---------
              CHILE (0.4%)
      16,000  Banco Santander Chile S.A. ADR (Diversified Banks)                           476
                                                                                     ---------

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2004 (UNAUDITED)

                                                                                        MARKET
      NUMBER                                                                             VALUE
   OF SHARES  SECURITY                                                                   (000)
----------------------------------------------------------------------------------------------
              CHINA (1.9%)
   1,295,700  China Telecom Corp. Ltd. "H" (Integrated Telecommunication Services)   $     479
     684,500  Denway Motors Ltd. (Automobile Manufacturers)                                245
   2,571,100  Huadian Power International Corp. Ltd. "H"
                (Electric Utilities)                                                       884
   1,852,000  Qingling Motors Co. Ltd. "H" (Automobile Manufacturers)                      257
   1,939,000  Sinopec Yizheng Chemical Fibre Co. Ltd. "H" (Specialty Chemicals)            424
                                                                                     ---------
                                                                                         2,289
                                                                                     ---------
              CROATIA (0.4%)
      35,800  Pliva d.d. GDR (Pharmaceuticals)                                             473
                                                                                     ---------
              EGYPT (0.7%)
      82,600  Commercial International Bank S.A.E. GDR (Diversified Banks)                 500
      35,100  Suez Cement Co. S.A.E. GDR (Construction Materials)                          365
                                                                                     ---------
                                                                                           865
                                                                                     ---------
              HONG KONG (4.1%)
     199,000  Beijing Enterprises Holdings Ltd. (Packaged Foods & Meat)                    240
     897,900  China Mobile Ltd. (Wireless Telecommunication Services)                    2,944
     605,100  China Resources Enterprise Ltd. (Industrial Conglomerates)                   887
     486,400  Shanghai Industrial Holdings Ltd. (Industrial Conglomerates)                 995
                                                                                     ---------
                                                                                         5,066
                                                                                     ---------
              HUNGARY (2.2%)
       7,786  Gedeon Richter Rt. (Pharmaceuticals)                                         957
       9,400  MOL Magyar Olaj-es Gazipari Rt. (Integrated Oil & Gas)                       632
     276,900  Magyar Tavkozlesi Rt. (Integrated Telecommunication Services)              1,175
                                                                                     ---------
                                                                                         2,764
                                                                                     ---------
              INDIA (9.5%)
      68,500  Dr. Reddy's Laboratories Ltd. ADR (Pharmaceuticals)                        1,213
      46,900  Gail India Ltd. GDR (Oil & Gas Refining & Marketing & Transportation)      1,383
      47,600  Hindalco Industries Ltd. GDR (Aluminum)                                    1,387
      70,600  ICICI Bank Ltd. ADR (Diversified Banks)                                    1,308
      35,400  ITC Ltd. GDR (Tobacco)                                                     1,033
     193,750  Mahanagar Telephone Nigam Ltd. ADR (Integrated
                Telecommunication Services)                                              1,695
      96,257  Reliance Industries Ltd. GDR (Diversified Chemicals)(a)                    2,302
      42,400  State Bank of India Ltd. GDR (Diversified Banks)                           1,353
                                                                                     ---------
                                                                                        11,674
                                                                                     ---------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2004 (UNAUDITED)

                                                                                        MARKET
      NUMBER                                                                             VALUE
   OF SHARES  SECURITY                                                                   (000)
----------------------------------------------------------------------------------------------
              INDONESIA (2.5%)
     394,700  Astra Agro Lestari Tbk (Agricultural Products)                         $     145
   2,286,000  PT Bank Mandiri Tbk (Regional Banks)                                         463
     544,500  PT Gudang Garam Tbk (Tobacco)                                                808
   8,817,200  PT Indofood Sukses Makmur Tbk (Packaged Foods & Meat)                        735
   1,657,800  PT Telekomunikasi Indonesia Tbk (Integrated Telecommunication
                 Services)                                                                 921
                                                                                     ---------
                                                                                         3,072
                                                                                     ---------
              ISRAEL (1.0%)
     220,400  Bank Hapoalim Ltd. (Diversified Banks)                                       643
     182,000  Super-Sol Ltd. (Food Retail)*                                                427
       3,700  Taro Pharmaceutical Industries Ltd. (Pharmaceuticals)*                       110
                                                                                     ---------
                                                                                         1,180
                                                                                     ---------
              KOREA (18.3%)
          50  Cheil Communications Inc. (Advertising)                                        7
      11,780  Cheil Jedang Corp. (Packaged Foods & Meat)                                   781
      15,330  Hyundai Department Store Co. (Department Stores)                             489
      28,850  Hyundai Development Co. (Homebuilding)                                       472
      21,470  Hyundai Motor Co. Ltd. (Automobile Manufacturers)                          1,057
      22,200  INI Steel Co. (Steel)                                                        292
      72,250  Industrial Bank of Korea (Consumer Finance)                                  530
      84,700  KT Corp. ADR (Integrated Telecommunication Services)                       1,834
      87,653  Kangwon Land Inc. (Casinos & Gaming)                                       1,162
      61,940  Kia Motors Corp. (Automobile Manufacturers)                                  590
      45,320  Kookmin Bank (Diversified Banks)*                                          1,725
       4,300  Kookmin Bank ADR (Diversified Banks)*                                        161
     134,890  Korea Electric Power Corp. (Electric Utilities)                            3,371
      12,600  LG Chem Ltd. (Diversified Chemicals)                                         523
       8,360  LG Electronics Investment Ltd. (Electrical Components & Equipment)           505
      16,000  LG Household & Health Care Ltd. (Household Products)                         413
       5,800  POSCO (Steel)                                                              1,081
       8,500  POSCO ADR (Steel)                                                            402
       4,400  SK Telecom Co. Ltd. (Wireless Telecommunication Services)(a)                 831
      18,500  SK Telecom Co. Ltd. ADR (Wireless Telecommunication Services)                416
      15,270  Samsung Corp. (Trading Companies & Distributors)                             223
      50,970  Samsung Electro Mechanics Co. Ltd. (Communications Equipment)*             1,327
       5,062  Samsung Electronics Co. Ltd. (Semiconductors)                              2,098
      18,420  Samsung Fire & Marine Insurance Co. Ltd. (Multi-Line Insurance)            1,379
       6,900  Samsung SDI Co. Ltd. (Computer Storage & Peripherals)                        707
                                                                                     ---------
                                                                                        22,376
                                                                                     ---------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2004 (UNAUDITED)

                                                                                        MARKET
      NUMBER                                                                             VALUE
   OF SHARES  SECURITY                                                                   (000)
----------------------------------------------------------------------------------------------
              MALAYSIA (3.7%)
     744,100  Gamuda Berhad (Construction & Engineering)                             $   1,038
     225,900  Genting Berhad (Casinos & Gaming)                                          1,100
     217,400  Kuala Lumpur Kepong Berhad (Agricultural Products)                           395
      16,100  Malaysia International Shipping Corp. Berhad (Marine)                         62
     147,100  Proton Holdings Berhad (Automobile Manufacturers)                            352
     117,300  Resorts World Berhad (Hotels, Resorts, & Cruise Lines)                       298
     778,000  Sime Darby Berhad (Multi-Sector Holdings)                                  1,238
                                                                                     ---------
                                                                                         4,483
                                                                                     ---------
              MEXICO (7.2%)
         111  Cemex S.A. de C.V. ADR (Construction Materials)                                3
     105,401  Cemex S.A. de C.V. CPO (Construction Materials)                              679
      86,000  Coca Cola Femsa S.A. de C.V. ADR (Soft Drinks)                             1,877
      22,500  Consorcio ARA,S.A. de C.V.(Real Estate
                 Management & Development)*                                                 66
     716,500  Controladora Comercial Mexicana S.A. de C.V. (UBC) "B" (Food Retail)         802
   1,399,733  Desc S.A. de C.V. ADR "B" (Industrial Conglomerates)*                        379
     400,500  Grupo Continental S.A. (Soft Drinks)                                         655
     436,900  Kimberly-Clark de Mexico S.A. de C.V. "A" (Household Products)             1,457
      83,800  Telefonos de Mexico S.A. de C.V. ADR "L" (Integrated
                 Telecommunication Services)                                             2,934
                                                                                     ---------
                                                                                         8,852
                                                                                     ---------
              PHILIPPINES (0.8%)
     632,000  ABS-CBN Broadcasting Corp. PDR (Broadcasting & Cable TV)                     208
     579,540  Bank of the Philippine Islands (Diversified Banks)                           526
     274,200  Manila Electric Co. "B" (Construction & Engineering)*                        121
     583,700  SM Prime Holdings, Inc. (Real Estate Management & Development)                78
                                                                                     ---------
                                                                                           933
                                                                                     ---------
              POLAND (1.8%)
       3,000  Bank Przemyslowo-Handlowy PBK S.A. (Diversified Banks)                       428
      46,200  KGHM Polska Miedz S.A. (Diversified Metals & Mining)*                        468
      21,000  Powszechna Kasa Oszczednosci Bank Polski S.A. (Regional Banks)*              166
     174,957  Telekomunikacja Polska S.A. (Integrated Telecommunication Services)          950
      48,500  Telekomunikacja Polska S.A. GDR (Integrated
                 Telecommunication Services)                                               264
                                                                                     ---------
                                                                                         2,276
                                                                                     ---------
              RUSSIA (1.7%)
      16,500  LUKoil Holdings ADR (Integrated Oil & Gas)                                 2,050
                                                                                     ---------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2004 (UNAUDITED)

                                                                                        MARKET
      NUMBER                                                                             VALUE
   OF SHARES  SECURITY                                                                   (000)
----------------------------------------------------------------------------------------------
              SOUTH AFRICA (11.8%)
      50,300  Alexander Forbes Ltd. (Other Diversified Financial Services)           $      93
     338,900  Aveng Ltd. (Building Products)                                               685
      86,102  Bidvest Group Ltd. (Industrial Conglomerates)                              1,106
     259,200  Illovo Sugar Ltd. (Packaged Foods & Meat)                                    361
       9,783  Impala Platinum Holdings Ltd. (Precious Metals & Minerals)                   835
      18,910  Imperial Holdings Ltd. (Trucking)                                            332
   1,637,707  Metoz Holdings Ltd. (Food Distributors)                                      578
     556,593  Nampak Ltd. (Paper Packaging)                                              1,432
     234,221  Nedcor Ltd. (Diversified Banks)                                            3,064
      35,900  Network Healthcare Holdings Ltd. (Health Care Facilities)*                    33
      83,900  SASOL Ltd. (Integrated Oil & Gas)                                          1,669
     316,900  Sanlam Ltd. (Life & Health Insurance)                                        660
     118,753  Sappi Ltd. (Paper Products)                                                1,610
     224,300  Shoprite Holdings Ltd. (Food Retail)                                         519
     505,487  Steinhoff International Holdings Ltd. (Home Furnishings)                   1,035
      52,300  Tongaat-Hulett Group Ltd. (Agricultural Products)                            450
                                                                                     ---------
                                                                                        14,462
                                                                                     ---------
              TAIWAN (12.0%)
     474,949  Accton Technology Corp. (Communications Equipment)*                          193
     280,000  Advanced Semiconductor Engineering, Inc. (Semiconductor Equipment)*          208
     731,112  Asustek Computer, Inc. (Computer Storage & Peripherals)                    1,690
     579,000  Benq Corp. (Communications Equipment)                                        602
     545,000  China Motor Corp. Ltd. (Automobile Manufacturers)                            604
      19,300  Chunghwa Telecom Co. Ltd. ADR (Integrated Telecommunication
                Services)(a)                                                               402
   1,778,495  Compal Electronics, Inc. (Computer Hardware)                               1,706
      16,074  Compal Electronics, Inc. GDR (Computer Hardware)                              74
     404,560  Delta Electronics, Inc. (Electronic Equipment Manufacturers)                 628
     341,640  Elan Microelectronics Corp. (Semiconductor Equipment)                        186
     986,000  First Financial Holding Co. Ltd. (Diversified Banks)*                        814
     441,000  Nien Hsing Textile Co. Ltd. (Textiles)                                       426
     746,463  Quanta Computer, Inc. (Computer Hardware)                                  1,216
   2,331,639  SinoPac Holdings Co. (Diversified Banks)                                   1,295
     561,720  Taiwan Cellular Corp. (Wireless Telecommunication Services)                  601
   4,945,065  United Microelectronics Corp. (Semiconductors)*                            3,100
      43,500  United Microelectronics Corp. ADR (Semiconductors)*                          152
   2,179,440  Yageo Corp. (Electrical Components & Equipment)*                             744
                                                                                     ---------
                                                                                        14,641
                                                                                     ---------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2004 (UNAUDITED)

                                                                                        MARKET
      NUMBER                                                                             VALUE
   OF SHARES  SECURITY                                                                   (000)
----------------------------------------------------------------------------------------------
              THAILAND (2.7%)
      96,400  C.P. 7-Eleven Public Co. Ltd. (General Merchandise Stores)             $     122
   3,538,100  Charoen Pokphand Foods Public Co. Ltd. (Agricultural Products)               317
     328,200  Delta Electronics Public Co. Ltd. (Electrical Components & Equipment)        139
     607,300  Kasikornbank Public Co. Ltd.(Diversified Banks)*                             886
   3,237,500  Krung Thai Bank Public Co. Ltd. (Regional Banks)                             718
     697,700  Siam Commercial Bank Public Co. Ltd. (Diversified Banks)                     893
     225,200  Siam Makro Public Co. Ltd. (General Merchandise Stores)                      291
                                                                                     ---------
                                                                                         3,366
                                                                                     ---------
              TURKEY (0.1%)
  76,101,500  Tupras-Turkiye Petrol Rafinerileri A.S. (Oil & Gas Refining
                & Marketing & Transportation)                                              110
                                                                                     ---------
              UNITED KINGDOM (2.8%)
      72,330  Anglo American plc (Precious Metals & Minerals)                            1,752
     651,400  Old Mutual plc (Multi-Line Insurance)                                      1,631
                                                                                     ---------
                                                                                         3,383
                                                                                     ---------
              Total stocks (cost: $96,661)                                             116,538
                                                                                     ---------
              RIGHTS (0.0%)(f)

              BRAZIL
           1  Telesp Celular Participacoes S.A.* (cost: $0)                                  -
                                                                                     ---------
              Total equity securities (cost: $96,661)                                  116,538
                                                                                     ---------
              MONEY MARKET INSTRUMENTS (4.5%)

              MONEY MARKET FUNDS(b)
     722,714  SSgA Money Market Fund, 1.61%                                                722
   4,827,741  SSgA Prime Money Market Fund, 1.85%                                        4,828
                                                                                     ---------
              Total money market instruments (cost: $5,550)                              5,550
                                                                                     ---------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2004 (UNAUDITED)

   PRINCIPAL                                                                            MARKET
      AMOUNT                                                                             VALUE
       (000)  SECURITY                                                                   (000)
----------------------------------------------------------------------------------------------
              SHORT-TERM INVESTMENTS PURCHASED WITH CASH
              COLLATERAL FROM SECURITIES LOANED (0.9%)

              REPURCHASE AGREEMENT (0.8%)(c)
      $1,000  Deutsche Bank Securities, Inc., 2.05%, acquired on 11/30/2004 and due 12/01/2004 at $1,000 (collateralized by $1,492 of
                 Fannie Mae Notes(d), 3.84%(e), due 10/01/2033;
                 market value $1,020)                                                $   1,000
                                                                                     ---------

      NUMBER
   OF SHARES
------------
              MONEY MARKET FUNDS (0.1%)(b)
      12,367  AIM Short-Term Investment Co. Liquid Assets Portfolio,1.93%,                  13
      10,253  Merrill Lynch Premier Institutional Fund, 1.90%,                              10
                                                                                     ---------
                                                                                            23
                                                                                     ---------
              Total short-term investments purchased with cash collateral
                 from securities loaned (cost: $1,023)                                   1,023
                                                                                     ---------

              TOTAL INVESTMENTS (COST: $103,234)                                     $ 123,111
                                                                                     =========

20

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2004 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

         ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

         CPO - Certificate of ordinary participation.

         GDR - Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

         PDR - Philippine depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of a stock traded on the Philippine stock exchange. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) The security or a portion thereof was out on loan as of November 30, 2004.

         (b) Rate represents the money market fund annualized seven-day yield at November 30, 2004.

         (c) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2004 (UNAUDITED)

         (d) U.S. government agency issues - securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (e) Variable- or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at November 30, 2004.

         (f) Represents less than 0.1% of net assets.

         * Non-income-producing security for the 12 months preceding November 30, 2004.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2004 (UNAUDITED)

ASSETS
   Investments in securities, at market value (including securities on
      loan of $1,010) (identified cost of $103,234)                             $123,111
   Cash                                                                               34
   Cash denominated in foreign currencies (identified cost of $1,154)              1,175
   Receivables:
      Capital shares sold                                                            317
      USAA Investment Management Company                                              22
      Dividends and interest                                                         162
      Securities sold                                                              1,236
      Other                                                                            1
                                                                                --------
         Total assets                                                           $126,058
                                                                                --------
LIABILITIES
   Payables:
      Upon return of securities loaned                                             1,023
      Securities purchased                                                         2,321
      Capital shares redeemed                                                        105
   Unrealized depreciation on foreign currency contracts held, at value                1
   Accrued management fees                                                            92
   Accrued transfer agent's fees                                                       4
   Other accrued expenses and payables                                               118
                                                                                --------
         Total liabilities                                                         3,664
                                                                                --------
           Net assets applicable to capital shares outstanding                  $122,394
                                                                                ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                              $184,165
   Accumulated undistributed net investment income                                   891
   Accumulated net realized loss on investments                                  (82,491)
   Net unrealized appreciation of investments                                     19,877
   Net unrealized depreciation on foreign currency translations                      (48)
                                                                                --------
           Net assets applicable to capital shares outstanding                  $122,394
                                                                                ========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                                10,162
                                                                                ========
   Net asset value, redemption price, and offering price per share              $  12.04
                                                                                ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA EMERGING MARKETS FUND
SIX-MONTH PERIOD ENDED NOVEMBER 30, 2004 (UNAUDITED)

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $175)        $ 1,133
   Interest                                                      17
   Securities lending                                             7
                                                            -------
      Total income                                            1,157
                                                            -------
EXPENSES
   Management fees                                              498
   Administrative and servicing fees                             75
   Transfer agent's fees                                        173
   Custody and accounting fees                                  115
   Postage                                                       13
   Shareholder reporting fees                                    12
   Trustees' fees                                                 3
   Registration fees                                             25
   Professional fees                                             24
   Other                                                          4
                                                            -------
      Total expenses                                            942
   Expenses reimbursed                                          (38)
   Expenses paid indirectly                                     (15)
                                                            -------
         Net expenses                                           889
                                                            -------
NET INVESTMENT INCOME                                           268
                                                            -------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
AND FOREIGN CURRENCY

   Net realized gain on:
      Investments                                             5,576
      Foreign currency transactions                              39
   Change in net unrealized appreciation/depreciation of:
      Investments                                            13,216
      Foreign currency translations                               9
                                                            -------
         Net realized and unrealized gain                    18,840
                                                            -------
   Increase in net assets resulting from operations         $19,108
                                                            =======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA EMERGING MARKETS FUND

SIX-MONTH PERIOD ENDED NOVEMBER 30, 2004 (UNAUDITED),
AND YEAR ENDED MAY 31, 2004

                                                                 11/30/2004      5/31/2004
                                                                 -------------------------
FROM OPERATIONS
   Net investment income                                         $      268      $     762
   Net realized gain on investments                                   5,576         15,113
   Net realized gain (loss) on foreign currency transactions             39            (67)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                    13,216          5,516
      Foreign currency translations                                       9            (56)
                                                                 -------------------------
           Increase in net assets resulting
              from operations                                        19,108         21,268
                                                                 -------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                         23,623        144,757
   Cost of shares redeemed                                          (15,417)      (125,739)
                                                                 -------------------------
      Increase in net assets from capital
         share transactions                                           8,206         19,018
                                                                 -------------------------
   Net increase in net assets                                        27,314         40,286

NET ASSETS
      Beginning of period                                            95,080         54,794
                                                                 -------------------------
      End of period                                              $  122,394       $ 95,080
                                                                 =========================
   Accumulated undistributed net investment income:
      End of period                                              $      891       $    623
                                                                 =========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                        2,179         15,944
   Shares redeemed                                                   (1,472)       (14,059)
                                                                 -------------------------
      Increase in shares outstanding                                    707          1,885
                                                                 =========================

    SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2004 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of nine separate funds. The information presented in this semiannual report pertains only to the USAA Emerging Markets Fund (the
         Fund). The Fund's investment objective is capital appreciation. The Fund concentrates its investments in securities of companies in emerging market countries, which may have limited or developing capital markets. Such investments may involve greater risks than investments in developed markets, and political, social, or economic changes in these markets may cause the prices of such investments to be volatile.

           A. SECURITY VALUATION - The value of each security is determined
              (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

              1. Equity securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

              2. Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2004 (UNAUDITED)

                 place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

              3. Investments in open-end investment companies, other than exchange-traded funds, are valued at their NAV at the end of each business day.

              4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

              5. Securities for which market quotations are not readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2004 (UNAUDITED)

                 valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser if applicable, under valuation procedures approved by the Trust's Board of Trustees. Valuing securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

           D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac), are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2004 (UNAUDITED)

              collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

           E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

              1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

              2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

              The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

              Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the Fund's

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2004 (UNAUDITED)

              tax year-end of May 31, 2005, net realized foreign currency gains/losses will be reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

           F. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the six-month period ended November 30, 2004, brokerage commission reimbursements and custodian and other bank credits reduced the Fund's expenses by $15,000 and less than $500, respectively, resulting in a total reduction in Fund expenses of approximately $15,000.

           G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

           H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles

30

 N O T E S
==========----------------------------------------------------------------------
             to FINANCIAL Statements
             (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2004 (UNAUDITED)

             requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street have each committed $50 million. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup. Subject to availability under its agreement with Bank of America and State Street, the Fund may borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America and State Street in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2004 (UNAUDITED)

         allocated among the funds based on their respective average net assets for the period. For the six-month period ended November 30, 2004, the Fund paid CAPCO facility fees of less than $500. The Fund had no borrowings under either of these agreements during the six-month period ended November 30, 2004.

         On November 17, 2004, the Trust's Board of Trustees approved, effective January 6, 2005, the termination of the $100 million line of credit with Bank of America and State Street and the renewal of the line of credit with CAPCO at a reduced amount of $300 million.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2005, in accordance with applicable tax law.

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At May 31, 2004, the Fund had capital loss carryovers of $87,976,000 for federal income tax purposes, which if not offset by subsequent capital gains, will expire between 2007 and 2010, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

         CAPITAL LOSS CARRYOVER               BALANCE             EXPIRES
         ----------------------------------------------------------------
                                            $40,625,000             2007
                                             17,388,000             2009
                                             29,963,000             2010
                                            -----------
         Total                              $87,976,000
                                            ===========

32

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2004 (UNAUDITED)

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six-month period ended November 30, 2004, were $27,786,000 and $21,498,000, respectively.

         As of November 30, 2004, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of November 30, 2004, were $22,877,000 and $3,000,000, respectively, resulting in net unrealized appreciation of $19,877,000.

(5) FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

         A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund may enter into currency contracts in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. The Fund may also enter into currency contracts to hedge against foreign currency exchange risks on the non-U.S. dollar denominated securities held in the Fund's portfolio. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2004 (UNAUDITED)

         At November 30, 2004, the terms of open foreign currency contracts were as follows (in thousands):

                          FOREIGN CURRENCY CONTRACTS TO BUY
------------------------------------------------------------------------------------
                                     U.S. DOLLAR                         UNREALIZED
EXCHANGE         CONTRACTS TO        VALUE AS OF      IN EXCHANGE       APPRECIATION
  DATE             RECEIVE           11/30/2004     FOR U.S. DOLLAR    (DEPRECIATION)
------------------------------------------------------------------------------------
12/02/2004          313,274             $ 35             $ 35               $ -
               Indonesian Rupiah
12/03/2004            218                 57               57                 -
               Malaysian Ringgit
12/01/2004           1,350                34               34                 -
                 Thailand Baht
11/30/2004            256                 44               44                 -
               South African Rand
12/01/2004            177                 30               30                 -
               South African Rand
12/01/2004            708                122              123                (1)
               South African Rand
------------------------------------------------------------------------------------
                                        $322             $323               $(1)
------------------------------------------------------------------------------------

                          FOREIGN CURRENCY CONTRACTS TO SELL
------------------------------------------------------------------------------------
                                     U.S. DOLLAR                         UNREALIZED
EXCHANGE         CONTRACTS TO        VALUE AS OF      IN EXCHANGE       APPRECIATION
  DATE             DELIVER           11/30/2004     FOR U.S. DOLLAR    (DEPRECIATION)
------------------------------------------------------------------------------------
12/01/2004            18                $35              $35                $ -
                Pound Sterling
12/01/2004            62                  8                8                  -
               Hong Kong Dollar
12/02/2004            52                  7                7                  -
               Hong Kong Dollar
------------------------------------------------------------------------------------
                                        $50              $50                  -
------------------------------------------------------------------------------------

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2004 (UNAUDITED)

(6) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and MetWest retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral. MetWest receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. For the six-month period ended November 30, 2004, the Fund received securities-lending income of $7,000, which is net of the 20% income retained by MetWest. As of November 30, 2004, the Fund loaned securities having a fair market value of approximately $1,010,000 and received cash collateral of $1,023,000 for the loans. The cash collateral was invested in short-term investments, as noted in the Fund's portfolio of investments.

(7) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund,

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2004 (UNAUDITED)

              subject to the authority of and supervision by the Trust's Board of Trustees. The Fund is authorized to select (with approval of the Trust's Board of Trustees) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically reports to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

              The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Emerging Markets Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Emerging Markets Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 1.00% of the Fund's average net assets.

              The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2004 (UNAUDITED)

              (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                     ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                       AS A % OF THE FUND'S AVERAGE NET ASSETS
----------------------------------------------------------------------------------
+/-1.00% to 4.00%                          +/-0.04%
+/-4.01% to 7.00%                          +/-0.05%
+/-7.01% and greater                       +/-0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

              Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Emerging Markets Funds Index over that period, even if the Fund had overall negative returns during the performance period.

              For the six-month period ended November 30, 2004, the Fund incurred total management fees, paid or payable to the Manager, of $498,000, which is net of a performance adjustment of $(4,000) that decreased the base management fee of 1.00% by 0.01%.

           B SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with The Boston Company Asset Management, LLC (The Boston Company), under which The Boston Company directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays The Boston Company a subadvisory fee in the annual amount of 0.69% of the portion of the Fund's average net assets that The Boston Company manages. For the six-month period ended November 30, 2004, the Manager paid The Boston Company subadvisory fees of $347,000.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2004 (UNAUDITED)

           C. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended November 30, 2004, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $75,000.

           D. EXPENSE LIMITATION -The Manager has voluntarily agreed to limit the annual expenses of the Fund to 1.80% of the Fund's average annual net assets, excluding the effect of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the six-month period ended November 30, 2004, the Fund incurred reimbursable expenses of $38,000.

           E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
              USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. For the six-month period ended November 30, 2004, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $173,000.

           F. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

38

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2004 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                        SIX-MONTH
                                      PERIOD ENDED
                                      NOVEMBER 30,                               YEAR ENDED MAY 31,
                                    ------------------------------------------------------------------------------------------
                                        2004             2004            2003            2002            2001             2000
                                    ------------------------------------------------------------------------------------------
Net asset value at
   beginning of period              $  10.06          $  7.24         $  7.93         $  7.16         $  8.98         $   8.49
                                    ------------------------------------------------------------------------------------------
Income (loss) from
   investment operations:
   Net investment income (loss)          .02              .07             .03(a)         (.02)(a)         .04(a)           .02
   Net realized and
      unrealized gain (loss)            1.96             2.75            (.72)(a)         .81(a)        (1.85)(a)          .54
                                    ------------------------------------------------------------------------------------------
Total from investment operations        1.98             2.82            (.69)(a)         .79(a)        (1.81)(a)          .56
Less distributions:
   From net investment income              -                -               -            (.02)           (.01)            (.07)
                                    ------------------------------------------------------------------------------------------
Net asset value at end of period    $  12.04          $ 10.06         $  7.24         $  7.93         $  7.16         $   8.98
                                    ==========================================================================================
Total return (%)*                      19.68            38.95           (8.70)          11.11          (20.19)            6.55
Net assets at end of period (000)   $122,394          $95,080         $54,794         $57,073         $51,709         $234,953
Ratio of expenses to
   average net assets (%)**             1.80(b,c,d)      1.92(c,d)       2.33(c,d)       2.51(d)         1.39(d)          1.28(d)
Ratio of expenses to
   average net assets,
   excluding reimbursements (%)**       1.87(b,d)           -               -               -               -                -
Ratio of net investment
   income (loss) to average
   net assets (%)**                      .53(b)           .92             .42            (.33)            .47              .14
Portfolio turnover (%)                 22.11            75.67          140.89          257.45          196.75           147.24

  * Assumes reinvestment of all net investment income distributions during the period. Calculated using net assets adjusted for last day trades and could differ from the Lipper reported return.
 ** For the six-month period ended November 30, 2004, average net assets were $100,471,000.
(a) Calculated using average shares.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Effective March 1, 2004, the Manager voluntarily agreed to limit the Fund's expense ratio to 1.80% of the Fund's average annual net assets. From June 1, 2003, through February 29, 2004, the voluntary expense ratio limit was 2.10% of the Fund's average annual net assets.
(d) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                        (.03%)           (.03%)             -            (.01%)          (.01%)              -

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2004 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This Example is intended to help you understand your indirect costs, also referred to as "ongoing costs," (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2004, through November 30, 2004.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

40

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA EMERGING MARKETS FUND
NOVEMBER 30, 2004 (UNAUDITED)

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                      EXPENSES PAID
                                                 BEGINNING           ENDING           DURING PERIOD*
                                               ACCOUNT VALUE     ACCOUNT VALUE        JUNE 1, 2004-
                                               JUNE 1, 2004    NOVEMBER 30, 2004    NOVEMBER 30, 2004
                                               ------------------------------------------------------
         Actual                                 $1,000.00          $1,196.80              $9.75

         Hypothetical
            (5% return before expenses)          1,000.00           1,016.19               8.92

        *Expenses are equal to the Fund's annualized expense ratio of 1.77%, which is net of reimbursements and any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 19.68% for the six-month period of June 1, 2004, through November 30, 2004.

 N O T E S
==========----------------------------------------------------------------------

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

42

 N O T E S
==========----------------------------------------------------------------------

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

 N O T E S
==========----------------------------------------------------------------------

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

44

 N O T E S
==========----------------------------------------------------------------------

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

             TRUSTEES        Christopher W. Claus
                             Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

       ADMINISTRATOR,        USAA Investment Management Company
  INVESTMENT ADVISER,        P.O. Box 659453
         UNDERWRITER,        San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT        USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

            CUSTODIAN        State Street Bank and Trust Company
                             P.O. Box 1713
                             Boston, Massachusetts 02105

          INDEPENDENT        Ernst & Young LLP
    REGISTERED PUBLIC        100 West Houston St., Suite 1900
      ACCOUNTING FIRM        San Antonio, Texas 78205

            TELEPHONE        Call toll free - Central time
     ASSISTANCE HOURS        Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL        (800) 531-8181
    INFORMATION ABOUT        For account servicing, exchanges,
         MUTUAL FUNDS        or redemptions
                             (800) 531-8448

      RECORDED MUTUAL        24-hour service (from any phone)
    FUND PRICE QUOTES        (800) 531-8066

          MUTUAL FUND        (from touch-tone phones only)
       USAA TOUCHLINE        For account balance, last transaction, fund
                             prices, or to exchange or redeem fund shares
                             (800) 531-8777

      INTERNET ACCESS        USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

AS A RESULT OF RULES RECENTLY ADOPTED BY THE SEC, THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORM N-QS ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORM N-QS ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

[LOGO OF USAA]    9800 Fredericksburg Road                   -------------
   USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                  U.S.
                                                                Postage
                                                                P A I D
                                                                  USAA
                                                             -------------
Receive this document
and others electronically.
Sign up at USAA.COM.

--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

25559-0105                                   (C)2005, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In October 2004, certain changes were made to the policies and procedures to address the reporting of audit and non-audit fees required in annual reports on Form N-CSR. None of these changes are relevant to this semi-annual report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 11.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA INVESTMENT TRUST

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    01/25/05
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    01/25/05
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    01/25/05
         ------------------------------


*Print the name and title of each signing officer under his or her signature.